Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
7. Property and equipment

Cost	Computers and equipment	Leasehold improvements	ReDS ™ Demonstration units	Right of use assets	Total
At December 31, 2018	$470	$168	$—	$—	$638
Impact of adoption of IFRS 16 (Note 11)	—	—	—	677	677
Additions	50	2	134	685	871
Impairment	—	—	(130)	—	(130)
Effect of movements in exchange rates	—	—	(4)	—	(4)

At December 31, 2019	$520	$170	$—	$1,362	$2,052
Acquisition under business combinations (note 4)	117	0	0	547	664
Additions	2	0	0	0	2
Disposals	(96)	0	0	0	(96)
Effect of movements in exchange rates	0	0	0	(1)	(1)

At December 31, 2020	$543	$170	$0	$1,908	$2,621

Accumulated amortization and impairment losses	Computer and office equipment	Leasehold improvements	ReDS ™ Demonstration units	Right of use assets	Total
At December 31, 2018	$212	$110	$—	$—	$322
Amortization	111	60	37	277	485
Impairment	—	—	(35)	—	(35)
Effect of movements in exchange rates	—	—	(2)	—	(2)

At December 31, 2019	$323	$170	$—	$277	$770
Amortization	88	—	—	219	307
Disposals	(96)	—	—	—	(96)

At December 31, 2020	$315	$170	$—	$496	$981

Carrying amounts	Computer and office equipment	Leasehold improvements	ReDS ™ Demonstration units	Right of use assets	Total
At December 31, 2019	$197	$—	$—	$1,085	$1,282
At December 31, 2020	$228	$0	$0	$1,412	$1,640

During the year ended December 31, 2020, amortization of property and equipment totaling $10 and $297 (2019 – $485 and nil; 2018 – $103 and nil) is within selling expenses and general and administration expenses, respectively, on the consolidated statements of net (loss) income and comprehensive (loss) income.
During the year ended December 31, 2019, an impairment of property and equipment totaling $95 is included within general and administrative expenses on the consolidated statements of net (loss) income and comprehensive (loss) income pertaining to an impairment of ReDS
TM
demonstration units in connection with the impairment of the ReDS
TM
license as described in note 9.